Summary of Significant Accounting Policies (Details)			12 Months Ended
	Feb. 16, 2024 shares	Mar. 23, 2023 shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts for accounts receivable			$ 94,515		$ 60,360		$ 9,802					$ 73,501
Accumulated deferred IPO cost									$ 676,321						$ 504,567
Capitalized computer software cost | $			94,630		200,000
Impairment loss | $					113,707
Expected dividend yield
Stock-based compensation expense			32,477	$ 25,256	93,389		$ 537,756
Contract liabilities			24,386				103,655					18,964
Contract liabilities, revenue recognized					103,655		194,300		$ 2,981,957	$ 2,224,676
Research and development, net			220,791	171,702	1,071,958
Selling and marketing expenses			706,276	549,246	1,895,914		1,797,033
Government grant			$ 90,670		$ 68,114		$ 25,769					$ 70,511
Uncertain tax positions (in Dollars) | $
Total diluted ordinary share (in Shares)			14,138,744	14,138,744	2,372,962	2,372,962	1,846,134	1,846,134
Total basic number of ordinary share (in Shares)			14,138,744	14,138,744	2,250,337	2,250,337	1,786,062	1,786,062
Singapore, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation			1.00									1.00
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation			0.77766									0.77766
Customer Concentration Risk [Member] | No Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | No Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%			10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%	10.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							25.85%	25.85%
Supplier Concentration Risk [Member] | No Vendor [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			26.00%	26.00%	16.80%	16.80%	29.00%	29.00%
Supplier Concentration Risk [Member] | Another Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%	11.70%	11.70%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new shares, shares (in Shares)			20,742,100	20,742,100	436,893	436,893	297,138	297,138
Expected dividend yield			0.00%	0.00%
Software and Software Development Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life			5 years									5 years
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new shares, shares (in Shares)		2,800,000
Public offering deferred costs							$ 114,794							$ 87,012
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new shares, shares (in Shares)	3,555,555